LONG-TERM INVESTMENT IMPAIRMENT CHARGE (Details) (USD $)	12 Months Ended			3 Months Ended			3 Months Ended
	Dec. 31, 2012 Investment	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Non-Publicly Traded Company [Member]	Dec. 31, 2012 Non-Publicly Traded Company [Member]	Dec. 31, 2011 Non-Publicly Traded Company [Member]	Jun. 30, 2012 Warrants Acquired to Purchase Company Shares [Member]	Dec. 31, 2012 Warrants Acquired to Purchase Company Shares [Member]	Dec. 31, 2011 Warrants Acquired to Purchase Company Shares [Member]
Gain (Loss) on Investments [Line Items]
Long-term investment impairment charge	$ 3,353,000	$ 0	$ 0	$ 2,900,000			$ 500,000
Number of impaired investments	2
Investments, carrying value					0	2,900,000		1,200,000	0
Other long-term investments	$ 1,241,000	$ 3,140,000					$ 1,700,000